Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013
Variable Interest Entity [Line Items]
Restricted cash	$ 751	$ 922
Financing receivables	23,238	21,976	21,051
Equipment on operating leases, net	1,234	1,059
Total Assets	55,542	53,843
Debt	31,339	29,866
Total Liabilities	50,386	48,876
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	726	900
Financing receivables	12,325	12,379
Equipment on operating leases, net	97	116
Total Assets	13,148	13,395
Debt	12,583	12,871
Total Liabilities	$ 12,583	$ 12,871